Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Belgium (3.4%)
	UCB SA	7,592,598	1,006,855
*	Argenx SE	1,367,795	510,959
*	Galapagos NV	1,175,458	33,248
			1,551,062
Brazil (0.0%)
*,1	Hapvida Participacoes e Investimentos SA	8,909,471	6,331
China (0.5%)
*	Legend Biotech Corp. ADR	1,900,644	83,134
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	52,280
*,2	Zai Lab Ltd. ADR	2,814,054	44,462
*	Zai Lab Ltd.	16,916,600	27,190
	WuXi AppTec Co. Ltd. Class A	2,206,900	13,261
*,1	Wuxi Biologics Cayman Inc.	5,232,700	9,065
			229,392
Denmark (4.3%)
	Novo Nordisk A/S Class B	8,412,411	1,078,826
*	Genmab A/S	2,088,852	579,928
*,2	Ascendis Pharma A/S ADR	1,822,681	252,332
*	Genmab A/S ADR	2,285,855	63,295
			1,974,381
Italy (0.2%)
	DiaSorin SpA	552,359	55,787
	Stevanato Group SpA	1,642,580	46,058
			101,845
Japan (7.2%)
	Daiichi Sankyo Co. Ltd.	40,320,290	1,357,088
[3]	Eisai Co. Ltd.	19,123,817	785,396
	Chugai Pharmaceutical Co. Ltd.	16,783,700	533,786
	Otsuka Holdings Co. Ltd.	7,660,100	327,522
	Terumo Corp.	13,952,800	236,697
	Astellas Pharma Inc.	6,551,900	62,884
			3,303,373
Switzerland (4.7%)
	Novartis AG (Registered)	17,040,665	1,653,924
	Alcon Inc.	2,660,263	203,981
*	Galderma Group AG	2,730,442	203,465
	Tecan Group AG (Registered)	236,453	83,417
			2,144,787
United Kingdom (8.1%)
	AstraZeneca plc	18,232,979	2,757,717

		Shares	Market Value ($000)
	GSK plc	31,901,977	661,868
*,3	Immunocore Holdings plc ADR	2,897,598	171,190
[1]	ConvaTec Group plc	15,436,613	48,028
	Genus plc	1,791,160	40,281
*	Autolus Therapeutics plc ADR	7,298,865	26,860
*,2	Verona Pharma plc ADR	917,405	14,174
			3,720,118
United States (69.8%)
	Eli Lilly & Co.	5,329,601	4,162,951
	UnitedHealth Group Inc.	6,293,482	3,044,157
	Merck & Co. Inc.	19,233,777	2,485,389
	Danaher Corp.	5,113,563	1,261,107
	Thermo Fisher Scientific Inc.	2,108,134	1,198,938
	Pfizer Inc.	45,023,705	1,153,507
	Elevance Health Inc.	2,136,085	1,129,092
*	Boston Scientific Corp.	13,757,254	988,734
*	Biogen Inc.	4,558,453	979,247
	Abbott Laboratories	7,755,740	821,876
	HCA Healthcare Inc.	2,648,543	820,572
	Zoetis Inc.	5,091,415	810,757
*	Alnylam Pharmaceuticals Inc.	5,543,308	797,959
*	Edwards Lifesciences Corp.	9,402,342	796,096
*	Vertex Pharmaceuticals Inc.	1,802,778	708,149
	Humana Inc.	2,264,092	683,959
	Stryker Corp.	2,022,549	680,588
*	Centene Corp.	8,607,919	628,895
*	Intuitive Surgical Inc.	1,675,518	620,980
*	Regeneron Pharmaceuticals Inc.	675,638	601,764
*	Moderna Inc.	4,616,422	509,237
	Agilent Technologies Inc.	3,253,141	445,810
*,3	Apellis Pharmaceuticals Inc.	9,503,375	419,954
	Cencora Inc.	1,641,246	392,340
*	IQVIA Holdings Inc.	1,600,147	370,866
*	Molina Healthcare Inc.	849,274	290,537
	Laboratory Corp. of America Holdings	1,381,908	278,275
*	Acadia Healthcare Co. Inc.	3,658,046	270,476
*	Insulet Corp.	1,457,112	250,536
*	REVOLUTION Medicines Inc.	6,540,577	243,833
*	Sarepta Therapeutics Inc.	1,914,236	242,457
*,3	Alkermes plc	8,601,892	211,090
*	Waters Corp.	666,877	206,092
*	United Therapeutics Corp.	842,593	197,445
*	Blueprint Medicines Corp.	2,149,647	196,349
*,3	agilon health Inc.	34,720,760	190,964
	Encompass Health Corp.	2,095,873	174,754
*	Vaxcyte Inc.	2,633,933	159,485
*	Align Technology Inc.	561,631	158,593
*	Exact Sciences Corp.	2,657,237	157,707
*	Ionis Pharmaceuticals Inc.	3,591,680	148,193
	Teleflex Inc.	682,126	142,394
*	Amicus Therapeutics Inc.	13,772,376	137,586
*,3	Celldex Therapeutics Inc.	3,369,316	126,080
*	Option Care Health Inc.	4,107,073	122,760
*,3	Denali Therapeutics Inc.	7,674,724	118,498
*,3	Structure Therapeutics Inc. ADR	2,953,015	116,467
*	PTC Therapeutics Inc.	3,393,863	109,113
*,3	Rocket Pharmaceuticals Inc.	4,913,120	105,730
*	Xenon Pharmaceuticals Inc.	2,542,337	103,346

		Shares	Market Value ($000)
*	Evolent Health Inc. Class A	3,351,619	92,974
*	Cytokinetics Inc.	1,469,555	90,113
*	Surgery Partners Inc.	3,609,838	90,065
*,3	Syndax Pharmaceuticals Inc.	4,249,352	89,789
*	Intellia Therapeutics Inc.	3,296,787	70,551
*	Privia Health Group Inc.	3,229,900	59,430
*	Apogee Therapeutics Inc.	1,135,110	57,096
*	Morphic Holding Inc.	1,927,084	52,552
*	Prothena Corp. plc	2,394,263	48,699
*	Kymera Therapeutics Inc.	1,446,764	48,640
*	PACS Group Inc.	1,910,494	47,705
*	Qiagen NV	1,086,762	46,003
*	TG Therapeutics Inc.	3,066,304	41,886
*	Sage Therapeutics Inc.	2,859,637	39,863
*	Akero Therapeutics Inc.	1,543,035	30,691
			31,877,741
Total Common Stocks (Cost $27,262,641)			44,909,030
Temporary Cash Investments (1.5%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.394%	43,433	4,343
		Face Amount ($000)
Repurchase Agreements (1.5%)
	Bank of America Securities LLC, 5.320%, 5/1/24 (Dated 4/30/24, Repurchase Value $19,003,000, collateralized by Fannie Mae 3.500%–5.773%, 6/1/30–4/1/49, Freddie Mac 3.000%–6.020%, 9/1/37–4/1/54, and Ginnie Mae 4.470%, 2/15/65, with a value of $19,380,000)	19,000	19,000
	Bank of Nova Scotia, 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $73,011,000, collateralized by U.S. Treasury Bill 0.000% 6/6/24–8/20/24, and U.S. Treasury Note/Bond 0.250%–4.625%, 6/30/24–5/15/51, with a value of $74,471,000)	73,000	73,000
	Barclays Capital Inc., 5.300%, 5/1/24 (Dated 4/30/24, Repurchase Value $75,511,000, collateralized by U.S. Treasury Note/Bond 1.250%, 6/30/28, with a value of $77,010,000)	75,500	75,500
	BNP Paribas Securities Corp., 5.300%, 5/1/24 (Dated 4/30/24, Repurchase Value $76,411,000, collateralized by U.S. Treasury Bill 0.000%, 5/23/24, U.S. Treasury Inflation Indexed Note/Bond 5.526%, 1/31/25, and U.S. Treasury Note/Bond 1.375%–3.500%, 7/15/25–8/15/52, with a value of $77,928,000)	76,400	76,400
	BNP Paribas Securities Corp., 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $61,009,000, collateralized by Fannie Mae 1.820%–7.025%, 12/1/30–2/1/54, and Freddie Mac 1.220%–6.500%, 11/1/32–10/1/53, with a value of $62,220,000)	61,000	61,000
	Credit Agricole Securities, 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $21,403,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.375%, 10/15/28, with a value of $21,828,000)	21,400	21,400
	HSBC Bank USA, 5.300%, 5/1/24 (Dated 4/30/24, Repurchase Value $29,804,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 1/15/30–2/15/46, with a value of $30,396,000)	29,800	29,800
	HSBC Bank USA, 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $44,507,000, collateralized by Fannie Mae 1.500%–6.500%, 9/1/29–12/1/53, with a value of $45,390,000)	44,500	44,500

	Face Amount ($000)	Market Value ($000)
JP Morgan Securities LLC, 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $40,006,000, collateralized by U.S. Treasury Note/Bond 1.500%, 1/31/27, with a value of $40,800,000)	40,000	40,000
Natixis SA, 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $116,417,000, collateralized by Federal Home Loan Bank 4.000%–4.080%, 10/24/29–5/25/33, Freddie Mac 2.150%–2.700%, 12/28/37–7/13/40, U.S. Treasury Inflation Indexed Note/Bond 0.125%– 1.500%, 7/15/26–2/15/53 and U.S. Treasury Note/Bond 0.500%–4.750%, 4/30/27–11/15/53, with a value of $118,728,000)	116,400	116,400
Nomura International plc, 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $76,711,000, collateralized by U.S. Treasury Bill 0.000%, 6/20/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 7/15/24, and U.S. Treasury Note/Bond 2.375%–2.500%, 8/15/24–1/31/25, with a value of $78,312,000)	76,700	76,700
RBC Capital Markets LLC, 5.300%, 5/1/24 (Dated 4/30/24, Repurchase Value $30,104,000, collateralized by Freddie Mac 3.500%–4.000%, 5/1/47–3/1/53, and U.S. Treasury Bill 0.000%, 10/17/24, with a value of $30,702,000)	30,100	30,100
		663,800
Total Temporary Cash Investments (Cost $668,142)		668,143
Total Investments (99.7%) (Cost $27,930,783)		45,577,173
Other Assets and Liabilities—Net (0.3%)		128,477
Net Assets (100%)		45,705,650
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $63,424,000, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,044,000.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,253,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	31,884,072	—	—	31,884,072
Common Stocks—Other	904,970	12,119,988	—	13,024,958
Temporary Cash Investments	4,343	663,800	—	668,143
Total	32,793,385	12,783,788	—	45,577,173

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
agilon health Inc.	179,707	26,464	—	—	(15,207)	—	—	190,964
Alkermes plc	232,681	—	—	—	(21,591)	—	—	211,090
Apellis Pharmaceuticals Inc.	601,469	—	—	—	(181,515)	—	—	419,954
Celldex Therapeutics Inc.	NA1	47,135	—	—	769	—	—	126,080
Denali Therapeutics Inc.	NA1	45,779	—	—	(8,940)	—	—	118,498
Eisai Co. Ltd.	900,515	—	—	—	(115,119)	—	—	785,396
Immunocore Holdings plc ADR	209,467	—	—	—	(38,277)	—	—	171,190
Rocket Pharmaceuticals Inc.	NA1	23,638	—	—	(35,472)	—	—	105,730
Sage Therapeutics Inc.	110,372	—	21,639	(71,495)	22,626	—	—	NA2
Structure Therapeutics Inc. ADR	105,169	25,584	—	—	(14,286)	—	—	116,467
Syndax Pharmaceuticals Inc.	87,069	—	—	—	2,720	—	—	89,789
Vanguard Market Liquidity Fund	14,873	NA3	NA3	(2)	—	—	—	4,343
Total	2,441,322	168,600	21,639	(71,497)	(404,292)	—	—	2,339,501
1	Not applicable—at January 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—at April 30, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.